RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The Company had the following related party transactions included in Receivables and other current assets and in Other non-current assets in the Consolidated balance sheets:

		Years ended December 31,
	Notes	2017	2016
Sadiola and Yatela (Non-interest bearing)
Balance, beginning of the year		$0.2	$0.2
Advances		0.9	0.5
Repayments		(1.0)	(0.5)
Balance, end of the year	10	$0.1	$0.2
Sadiola Sulphide Project (LIBOR plus 2%)[1]
Balance, beginning of the year		$31.3	$29.3
Advances		5.0	2.4
Write-down of receivable		—	(0.4)
Balance, end of the year	15	$36.3	$31.3
Merrex (Non-interest bearing)
Balance, beginning of the year		$1.0	$—
Advances		—	1.5
Repayments		—	(2.1)
Recovery of receivable		—	1.6
Intercompany elimination on acquisition[2]		(1.0)	—
Balance, end of the year		$—	$1.0

1
These advances were part of an extended loan agreement, reached in the fourth quarter of 2016, for the Sadiola Sulphide Project, and are to be repaid on the earlier of December 31, 2020 or, at such time as Sadiola has sufficient free cash flow.

2As of February 28, 2017, the Company acquired all issued and outstanding common shares of Merrex (note 5).
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2017	2016
Salaries and other benefits[1]	$5.4	$4.0
Share-based payments	3.6	3.0
	$9.0	$7.0

1	Salaries and other benefits include amounts paid to directors.